Financial Information of VIE and VIE's Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 71,919		$ 49,723
Prepayment and other current assets	4,087		3,573
Total current assets	84,685		69,648
Total assets	105,994		89,986
Total current liabilities	40,797		25,237
Total liabilities	41,474		25,369
Total equity	64,520		64,617
Revenues	71,360		52,102		41,564
Net income	13,564		8,209		(4,105)
Net cash provided by operating activities	32,138		15,063		9,192
Net cash (used in)/provided by investing activities	4,506		471		(9,843)
Effects of exchange rate changes	1,211		410		906
Consolidated VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	39,706		15,798
Prepayment and other current assets	3,839		3,311
Total current assets	54,575		29,581
Total assets	72,515		47,381
Deferred revenue	17,120		9,408
Total current liabilities	38,442		24,041
Total liabilities	38,442		24,041
Total equity	34,073		23,340
Revenues	70,942		52,005		42,510
Net income	21,062	[1]	14,944	[1]	7,365	[1]
Net cash provided by operating activities	25,755		6,958		2,860
Net cash (used in)/provided by investing activities	(2,521)		549		(2,137)
Effects of exchange rate changes	$ 674		$ 183		$ 481

[1]	This is net income before service fees charged by Champion Technology and Champion Education Technology.